Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carryforwards	$ 49,864,634	$ 36,533,676
Compensation accruals	6,836,570	9,058,023
Lease liabilities	2,114,670	3,022,320
Other	3,741,161	1,921,076
Total deferred tax assets	62,557,035	50,535,095
Less: valuation allowance	(50,600,895)	(34,628,089)
Deferred tax assets, net of valuation allowance	11,956,140	15,907,006
Deferred tax liabilities
Right of use assets	(1,836,652)	(2,704,189)
Intangibles	(13,455,781)	(5,233,634)
Property and equipment	(682,942)	(886,939)
Total deferred tax liabilities	(15,975,375)	(8,824,762)
Net deferred tax asset	$ (4,019,235)	$ 7,082,244